Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents Balance

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	As of December 31, 2017		As of December 31, 2018
		RMB		RMB
	Amount	equivalent	Amount	equivalent
US$	11,163	73,001	88,529	607,596
RMB	206,951	206,951	332,702	332,702
Total		279,952		940,298